Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
25 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 25,000,000	$ 25,000,000
Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	163,400,000
Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member] | 220 Million Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	220,000,000	220,000,000
Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member] | 35 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	35,000,000
Torill Knutsen [Member] | 117 Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount		117,000,000
Dan Cisne Dan Sabia [Member] | 172.5 Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 172,500,000	$ 172,500,000